Commitments and Contingencies (Schedule of Variable Interest Entities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Property, plant and equipment, net	$ 3,350	$ 3,269
Trade payables	649	673
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Property, plant and equipment, net	118	119
Trade payables	41	40
Current installments of long-term debt	7	6
Long-term debt	140	137
Total	188	183
Maximum exposure to loss	$ 273	$ 228